Fees Summary	Jun. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 268,000
Previously Paid Amount	0.00
Total Fee Amount	41.03
Total Offset Amount	0.00
Net Fee	41.03
Narrative - Max Aggregate Offering Price	$ 268,000
Final Prospectus	true